Consolidated Statements Of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements Of Comprehensive Loss [Abstract]
Net loss	$ 47,478	$ 23,391	$ 53,654
Other comprehensive income:
Change in foreign currency translation adjustment	1,311	803	244
Available-for-sale investments:
Change in net unrealized (gains) losses	(223)	(13)	(234)
Reclassification adjustment for net gains included in net income	97	57
Net change	(126)	44	(234)
Cash flow hedges:
Change in net unrealized (gains) losses	(1,295)	(772)	759
Reclassification adjustment for net gains (losses) included in net income	1,189	72	(267)
Net change (net of tax effect of $185, $261, and $17)	(106)	(700)	492
Other comprehensive loss, net	1,079	147	502
Total of comprehensive loss	$ 48,557	$ 23,538	$ 54,156